Borrowings - Senior and Ship Mortgage Notes Navios Holdings and Navios Logistics (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		4 Months Ended		6 Months Ended		11 Months Ended
	Jan. 28, 2011	Jun. 30, 2017	Jun. 30, 2016	Oct. 31, 2016	Apr. 22, 2014	Jun. 30, 2017	Jun. 30, 2016	Nov. 29, 2013	Dec. 31, 2016
Debt Instrument [Line Items]
Gain/ (Loss) on bond and debt extinguishment		$ 1,715	$ 0			$ 1,715	$ 0
Navios Logistics
Debt Instrument [Line Items]
Other long-term loans and notes payables		72,279				$ 72,279			$ 59,768
Variable rate basis						LIBOR
Navios Logistics | Minimum
Debt Instrument [Line Items]
Maturity date						Sep. 30, 2021
Interest rate percentage						3.15%
Navios Logistics | Maximum
Debt Instrument [Line Items]
Maturity date						Nov. 30, 2024
Interest rate percentage						3.25%
Senior Notes due 2019
Debt Instrument [Line Items]
Face amount at issuance date	$ 350,000
Issuance date/Date of agreement	Jan. 28, 2011
Fixed interest rate	8.125%
Amount oustanding		291,094				$ 291,094			291,094
Repurchase of notes				$ 58,906
Repurchase of senior notes - cash consideration				30,671
Gain/ (Loss) on bond and debt extinguishment				$ 27,670
Senior Notes due 2019 | Upon occurrence of certain change of control events
Debt Instrument [Line Items]
Redemption price percentage	101.00%
2022 Notes
Debt Instrument [Line Items]
Face amount at issuance date								$ 650,000
Issuance date/Date of agreement								Nov. 29, 2013
Fixed interest rate								7.375%
Amount oustanding		650,000				$ 650,000			650,000
Amount used for repayment of debt								$ 488,000
Debt instrument collateral								six vessels
2022 Notes | On or after January 15, 2017
Debt Instrument [Line Items]
Redemption price percentage								105.531%
2022 Notes | Upon occurrence of certain change of control events
Debt Instrument [Line Items]
Redemption price percentage								101.00%
2022 Senior Notes
Debt Instrument [Line Items]
Debt instrument collateral						23 dry bulk vessels
2022 Senior Notes | Navios Logistics
Debt Instrument [Line Items]
Face amount at issuance date					$ 375,000
Issuance date/Date of agreement					Apr. 22, 2014
Fixed interest rate					7.25%
Amount oustanding		$ 375,000				$ 375,000			$ 375,000
Maturity date					May 01, 2022
Maximum dividend percentage					6.00%
2022 Senior Notes | Navios Logistics | On or after May 1, 2017
Debt Instrument [Line Items]
Redemption price percentage					105.438%
2022 Senior Notes | Navios Logistics | Upon occurrence of certain change of control events
Debt Instrument [Line Items]
Redemption price percentage					101.00%
2022 Senior Notes | All subsidiaries of Navios Logistics
Debt Instrument [Line Items]
Percentage of ownership						100.00%
Navios Acquisition Loan
Debt Instrument [Line Items]
Fixed interest rate		8.75%				8.75%